Commitments and Contingencies - Teekay Tangguh Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Teekay Tangguh Joint Venture | Settlement Proposal with HMRC Related to Deductibility of Certain Related Party Transactions in 2010
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period	$ 1.6
Teekay Tangguh Joint Venture
Loss Contingencies [Line Items]
Partnership interest owned	69.00%
Teekay Tangguh Joint Venture | Settlement Proposal with HMRC Related to Deductibility of Certain Related Party Transactions in 2010
Loss Contingencies [Line Items]
Loss Contingency, Loss in Period	$ 1.1